Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2020 to March 20, 2020, subscriptions of $2,796,855 were made to the Trust and redemptions of $3,375,150 were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 20, 2020, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.